Details of Significant Accounts - Warrant liabilities (Details) $ / shares in Units, $ in Thousands								1 Months Ended	12 Months Ended
	Oct. 28, 2022 shares	Oct. 27, 2021 USD ($) shares	Jan. 07, 2021 shares	Dec. 11, 2020 USD ($) shares	Jul. 08, 2019 USD ($) shares	Nov. 19, 2018 USD ($) shares	Oct. 17, 2017 USD ($) shares	Jul. 31, 2017 USD ($) shares	Dec. 31, 2022 USD ($) D $ / shares shares	Dec. 31, 2021 USD ($) item
Disclosure of financial liabilities [line items]
Number of warrants issued and sold									20,850,000
Minimum threshold written notice period for redemption of warrants									30 days
Exchange ratio									0.17704366
Issuance of the Perfect Class A Ordinary Shares | $									$ 103,963
Convertible bonds
Disclosure of financial liabilities [line items]
Bonds issued | $								$ 10,000
Bonds, interest rate per annum								0.00%
Bonds maturity term								9 months 21 days
Forward Purchase Agreements
Disclosure of financial liabilities [line items]
Number of warrants issued and sold									2,750
Number of Forward Purchase Shares issued and sold	6,764,000	5,500,000							5,500
Aggregate purchase price | $		$ 55,000							$ 55,000
Public Warrants and Forward Purchase Warrants | Redemption of Warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares									$ 18.00
Public Warrants and Forward Purchase Warrants | Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares									$ 10.00
Private Placement Warrants
Disclosure of financial liabilities [line items]
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination									30 days
Private Placement Warrants | Redemption of Warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares									$ 18.00
Private Placement Warrants | Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares									$ 10.00
Perfect Class A Ordinary Shares
Disclosure of financial liabilities [line items]
Exchange ratio									0.17704366
Convertible preferred shares
Disclosure of financial liabilities [line items]
Number of Forward Purchase Shares issued and sold				74,844,000	73,206,000	15,713,000	47,140,000	31,427,000	242,331,000
Amount issued for convertible preferred shares | $										$ 105,000
Exchange ratio	0.17704366
Number of rounds | item										5
Issuance of the Perfect Class A Ordinary Shares | $				$ 50,000	$ 25,000		$ 15,000
Exercise price of warrants | $						$ 5,000
Financial liabilities designated as at fair value through profit or loss on initial recognition | $										$ 259,230
Warrant liabilities
Disclosure of financial liabilities [line items]
Number of shares called by each warrant									20,850,000
Warrant liabilities | Public Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant									11,500,000
Number of warrants issued and sold									11,500,000
Warrant liabilities | Public Warrants and Forward Purchase Warrants | Redemption of Warrants when the price per Perfect Class A Ordinary Shares equal or exceed $18.00
Disclosure of financial liabilities [line items]
Stock price trigger for redemption of warrants (in dollars per share) | $ / shares									$ 18.00
Redemption price per warrant (in dollars per share) | $ / shares									$ 0.01
Minimum threshold written notice period for redemption of warrants									30 days
Threshold trading days for redemption of warrants | D									20
Threshold consecutive trading days for redemption of warrants | D									30
Threshold business days before sending notice of redemption to warrant holders									3 days
Warrant liabilities | Public Warrants and Forward Purchase Warrants | Redemption of warrants when the price per Class A Ordinary Share equals or exceeds $10.00
Disclosure of financial liabilities [line items]
Redemption price per warrant (in dollars per share) | $ / shares									$ 0.10
Minimum threshold written notice period for redemption of warrants									30 days
Warrant liabilities | Private Placement Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant									6,600,000
Number of warrants issued and sold			6,600,000
Warrant liabilities | Forward Purchase Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant									2,750,000
Warrant liabilities | Forward Purchase Warrants | Forward Purchase Agreements
Disclosure of financial liabilities [line items]
Number of warrants issued and sold		2,750,000
Warrant liabilities | Class A Ordinary Shares
Disclosure of financial liabilities [line items]
Number of shares called by each warrant									1
Exercise price of warrants | $ / shares									$ 11.50
Warrant liabilities | Perfect Class A Ordinary Shares | Public Warrants
Disclosure of financial liabilities [line items]
Number of shares called by each warrant									1